Segments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Segments
Summary of information by segment

The following tables present summary information by segment for the six months ended December 31, 2020 and 2019:

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the six months ended December 31, 2020	meat	materials	operations)	operations)
Revenues	$37,656,117	$62,394,358	$100,050,475	$—
Cost of revenues	37,207,881	59,387,918	96,595,799	—
Gross profit	448,236	3,006,440	3,454,676	—
Depreciation and amortization	260,294	3,280	263,574	1,618
Total capital expenditures	$—	$—	$—	$—

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the six months ended December 31, 2019	meat	materials	operations)	operations)
Revenues	$50,036,795	$—	$50,036,795	$1,179,541
Cost of revenues	46,055,674	—	46,055,674	1,068,297
Gross profit	3,981,121	—	3,981,121	111,244
Depreciation and amortization	311,970	—	311,970	6,456
Total capital expenditures	$35,906	$—	$410,444	$—

Total assets as of:

	December 31,	June 30,
	2020	2020
	(Unaudited)
Fresh meat business	$54,752,839	$50,044,169
Feed raw materials business	30,407,470	12,446,388
Grocery stores - discontinued	590,314	642,637
Holding companies	108,299	216,240
Total Assets	$85,858,922	$63,349,434

The following tables present summary information by segment for the years ended June 30, 2020, 2019 and 2018:

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2020	meat	materials	operations)	operations)
Revenues	$86,301,255	$24,250,247	$110,551,502	$1,574,965
Cost of revenues	81,153,996	22,219,528	103,373,524	1,435,597
Gross profit	5,147,259	2,030,719	7,177,978	139,368
Depreciation and amortization	506,775	1,579	508,354	125,257
Total capital expenditures	$700,399	$—	$700,399	$—

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2019	meat	materials	operations)	operations)
Revenues	$99,079,267	$—	$99,079,267	$3,465,885
Cost of revenues	90,429,027	—	90,429,027	3,114,906
Gross profit	8,650,240	—	8,650,240	350,979
Depreciation and amortization	521,925	—	521,925	167,609
Total capital expenditures	$20,635	$—	$20,635	$—

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2018	meat	materials	operations)	operations)
Revenues	$101,104,224	$—	$101,104,224	$—
Cost of revenues	91,452,753	—	91,452,753	—
Gross profit	9,651,471	—	9,651,471	—
Depreciation and amortization	542,189	—	542,189	—
Total capital expenditures	$89,351	$—	$89,351	$—

Total assets as of:

	June 30,	June 30,
	2020	2019
Fresh meat business	$50,044,169	$45,260,319
Feed raw materials business	12,446,388	—
Grocery stores - discontinued	642,637	2,019,305
Holding companies	216,240	4,071,693
Total Assets	$63,349,434	$51,351,317